CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before Income tax from continuing operations	$ (60,126)	$ (97,559)	$ (98,600)
Loss before Income tax from discontinued operations	0	0	(4,917)
Loss before Income tax	(60,126)	(97,559)	(103,517)
Depreciation and amortization of tangible and intangible assets	7,860	8,265	9,841
Impairment losses on loans, receivables and other assets	386	698	1,054
Impairment losses on obsolete inventories	575	197	215
Share-based compensation expense	4,743	6,541	5,276
Net loss from disposal of tangible and intangible assets	75	854	173
Change in provision for liabilities and other charges	(4,680)	(3,125)	(17,089)
Lease modification (income)/expense	(1)	(94)	95
Interest income	820	(569)	(2,353)
Discounting effect (income) / expense	(124)	(289)	(73)
Net foreign exchange (gain)/loss	(3,074)	13,359	10,942
Net loss on financial instruments at fair value through profit or loss	0	16,163	13,364
Net loss recognized on disposal of debt instruments held at fair value through OCI	2,577	3,427	3,908
Share-based compensation expense - settlement	(139)	(178)	(291)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	9,778	3,242	8,159
Increase in inventories	(3,558)	834	(236)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	762	(5,594)	699
Income taxes paid	(3,794)	(3,375)	(3,143)
Net cash flows used in operating activities	(47,920)	(57,203)	(72,976)
Cash flows from investing activities
Purchase of property and equipment	(4,665)	(3,678)	(2,253)
Proceeds from sale of property and equipment	58	332	112
Interest received	2,160	1,934	4,826
Movement in other non-current assets	278	(269)	471
Movement in term deposits and other financial assets	77,805	(8,721)	59,377
Net cash flows (used in) / from investing activities	75,636	(10,402)	62,533
Cash flows from financing activities
Interest settled - financing	0	0	(1,083)
Payment of lease interest	(2,566)	(1,025)	(1,105)
Repayment of lease liabilities	(3,758)	(4,098)	(5,185)
Equity transaction costs	(113)	(5,055)	(40)
Capital Contributions	0	99,642	0
Net cash flows (used in) / from financing activities	(6,437)	89,464	(7,413)
Net decrease in cash and cash equivalents	21,279	21,859	(17,856)
Effect of exchange rate changes on cash and cash equivalents	31	(1,982)	(18,241)
Cash and cash equivalents at the beginning of the period	55,360	35,483	71,579
Cash and cash equivalents at the end of the period	$ 76,670	$ 55,360	$ 35,483